Provisions - Summary of Reconciliation of Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of other provisions [Line Items]
Balance at beginning of year	$ 272.8
Additions	58.3
Deductions (used)	(129.1)
Deductions (unused)	(5.9)
Unwinding of the discount	0.8
Others	(17.0)
Balance at end of period	179.9
Current Provision [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	110.7
Additions	34.7
Deductions (used)	(123.5)
Deductions (unused)	(5.7)
Unwinding of the discount	0.2
Others	41.9
Balance at end of period	58.3
Current Provision [Member] | Restructuring Provision [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	37.0
Additions	28.0
Deductions (used)	(29.0)
Deductions (unused)	(3.5)
Others	0.1
Balance at end of period	32.6
Current Provision [Member] | Onerous Contracts Provision [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	64.6
Additions	2.1
Deductions (used)	(92.6)
Deductions (unused)	(0.5)
Unwinding of the discount	0.2
Others	42.4
Balance at end of period	16.2
Current Provision [Member] | Legal Proceedings Provision [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	0.8
Additions	0.7
Deductions (used)	(0.6)
Deductions (unused)	(0.1)
Others	0.1
Balance at end of period	0.9
Current Provision [Member] | Miscellaneous Other Provisions [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	7.7
Additions	3.2
Deductions (used)	(0.4)
Deductions (unused)	(1.6)
Others	(0.7)
Balance at end of period	8.2
Current Provision [Member] | Provisions for Demobilization Costs [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	0.6
Additions	0.7
Deductions (used)	(0.9)
Balance at end of period	0.4
Non-current Provision [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	162.1
Additions	23.6
Deductions (used)	(5.6)
Deductions (unused)	(0.2)
Unwinding of the discount	0.6
Others	(58.9)
Balance at end of period	121.6
Non-current Provision [Member] | Onerous Contracts Provision [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	70.4
Additions	7.2
Unwinding of the discount	0.6
Others	(60.0)
Balance at end of period	18.2
Non-current Provision [Member] | Miscellaneous Other Provisions [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	22.6
Additions	8.8
Deductions (used)	(0.4)
Others	(0.5)
Balance at end of period	30.5
Non-current Provision [Member] | Provisions for Cash-settled Share-based Payment Arrangements [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	0.2
Deductions (unused)	(0.2)
Others	0.1
Balance at end of period	0.1
Non-current Provision [Member] | Retirement Indemnity Provisions [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	59.5
Additions	4.2
Deductions (used)	(2.1)
Others	1.1
Balance at end of period	62.7
Non-current Provision [Member] | Provisions for Tax Contingencies [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	7.2
Additions	1.7
Deductions (used)	(0.7)
Others	0.1
Balance at end of period	8.3
Non-current Provision [Member] | Customers Guarantee Provisions [Member]
Disclosure of other provisions [Line Items]
Balance at beginning of year	2.2
Additions	1.7
Deductions (used)	(2.4)
Others	0.3
Balance at end of period	$ 1.8